Current Liabilites - Trade and Other Payables (Detail) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Disclosure of trade and other payables [line Items]
Trade payables	$ 5,448,213	$ 2,866,144
Other payables and accruals	3,576,387	2,886,044
Total trade and Other current payables	$ 9,024,600	$ 5,752,188